Compensation of Key Management Personnel - Additional Information (Details) - Individual	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Number of key management personnel	28	25	24